Revenue - Additional Information (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Contract loss accrual	$ 1,500,000	$ 10,300,000	$ 4,000,000	$ 24,500,000
Contract loss accrual recognized	4,200,000	4,600,000	12,300,000	7,500,000
Catch-up adjustment to revenue	600,000	$ 100,000	1,400,000	$ 0
Contract losses for work not completed	10,900,000		10,900,000		$ 20,700,000
Current contract assets	14,634,000		14,634,000		11,532,000	$ 1,200,000
Noncurrent contract assets	100,000		100,000		700,000	0
Contract with customer liability revenue recognized	1,300,000		5,500,000		1,200,000	$ 1,400,000	$ 900,000
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Disaggregation of Revenue [Line Items]
Transaction price allocated to remaining performance obligation					$ 8,400,000
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-10-01
Disaggregation of Revenue [Line Items]
Transaction price allocated to remaining performance obligation	$ 13,700,000		$ 13,700,000
Minimum | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Disaggregation of Revenue [Line Items]
Revenue recognize period							12 months
Minimum | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Disaggregation of Revenue [Line Items]
Revenue recognize period						12 months
Minimum | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Disaggregation of Revenue [Line Items]
Revenue recognize period					12 months
Minimum | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-10-01
Disaggregation of Revenue [Line Items]
Revenue recognize period	12 months		12 months
Maximum | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Disaggregation of Revenue [Line Items]
Revenue recognize period							24 months
Maximum | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Disaggregation of Revenue [Line Items]
Revenue recognize period						24 months
Maximum | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Disaggregation of Revenue [Line Items]
Revenue recognize period					24 months
Maximum | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-10-01
Disaggregation of Revenue [Line Items]
Revenue recognize period	24 months		24 months